PROVISIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions	$ 350,400,000	$ 316,100,000
Other current provisions	(9,000,000)	(17,100,000)
Non-current provisions	341,400,000	299,000,000
Advances	900,000	0
Expense of restructuring activities		0
Asset retirement obligations
Disclosure of other provisions [line items]
Other Provisions, Other Changes	200,000	0
Other provisions	327,600,000	292,800,000	$ 285,100,000
Other current provisions	(7,800,000)	(10,800,000)
Non-current provisions	319,800,000	282,000,000
Yatela loss provision1
Disclosure of other provisions [line items]
Other provisions	13,200,000	15,100,000
Other
Disclosure of other provisions [line items]
Other provisions	$ 9,600,000	$ 8,200,000